Note 5 - Loans, Net of Allowance for Credit Losses - Summary of Loan, ECL, and EL amounts by lending asset category (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Statement Line Items [Line Items]
Provision for (recovery of) credit losses	$ 237	$ 78	$ 622	$ 80
Loans [member]
Statement Line Items [Line Items]
Notional amount	3,405,091		3,405,091		$ 3,405,091	$ 2,979,880	$ 2,442,204
ECL allowance	$ 2,526	1,533	$ 2,526	1,533	2,526	$ 1,904	1,533
EL %	0.07%		0.07%			0.06%
Balance at beginning of period	$ 2,526	1,533	$ 1,904
Recoveies	0
Balance at end of period	2,526	1,533	2,526	1,533
Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	3,327,160		3,327,160			$ 2,862,939
ECL allowance	$ 2,403	1,431	$ 2,403	1,431		$ 1,766
EL %	0.07%		0.07%			0.06%
Balance at beginning of period			$ 1,766
Recoveies	$ 0
Balance at end of period	2,403	1,431	2,403	1,431
Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	58,590		58,590			$ 116,662
ECL allowance	$ 123	102	$ 123	102		$ 138
EL %	0.21%		0.21%			0.12%
Balance at beginning of period			$ 138
Recoveies	$ 0
Balance at end of period	123	102	123	102
Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	19,341		19,341			$ 279
ECL allowance	$ 0	0	$ 0	0		$ 0
EL %	0.00%		0.00%			0.00%
Balance at beginning of period			$ 0
Recoveies	$ 0
Balance at end of period	0	0	0	0
Point of sale loans and leases [member] | Loans [member]
Statement Line Items [Line Items]
Notional amount	2,538,917		2,538,917		2,538,917	$ 2,220,894	1,610,336
ECL allowance	$ 59	40	$ 59	40	57	$ 54	36
EL %	0.49%		0.49%			0.41%
Balance at beginning of period	$ 57	36	$ 54	45
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	2	4	5	(5)
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	2	4	5	(5)
Write-offs	0	0	0	0
Recoveies	0	0	0	0
Balance at end of period	59	40	59	40
Point of sale loans and leases [member] | Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	2,527,006		2,527,006			$ 2,215,388
ECL allowance	$ 59	40	$ 59	40	57	$ 54	36
EL %	0.49%		0.49%			0.41%
Balance at beginning of period	$ 57	36	$ 54	45
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	2	4	5	(5)
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	2	4	5	(5)
Write-offs	0	0	0	0
Recoveies	0	0	0	0
Balance at end of period	59	40	59	40
Point of sale loans and leases [member] | Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	7,481		7,481			$ 5,227
ECL allowance	$ 0	0	$ 0	0	0	$ 0	0
EL %	0.00%		0.00%			0.00%
Balance at beginning of period	$ 0	0	$ 0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveies	0	0	0	0
Balance at end of period	0	0	0	0
Point of sale loans and leases [member] | Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	4,430		4,430			$ 279
ECL allowance	$ 0	0	$ 0	0	0	$ 0	0
EL %	0.00%		0.00%			0.00%
Balance at beginning of period	$ 0	0	$ 0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveies	0	0	0	0
Balance at end of period	0	0	0	0
Commercial real estate mortgages [member] | Loans [member]
Statement Line Items [Line Items]
Notional amount	807,828		807,828		807,828	$ 710,369	782,274
ECL allowance	$ 627	419	$ 627	419	583	$ 545	370
EL %	0.02%		0.02%			0.02%
Balance at beginning of period	$ 583	370	$ 545	275
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	44	49	82	144
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	44	49	82	144
Write-offs	0	0	0	0
Recoveies	0	0	0	0
Balance at end of period	627	419	627	419
Commercial real estate mortgages [member] | Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	741,980		741,980			$ 599,113
ECL allowance	$ 627	419	$ 627	419	583	$ 545	370
EL %	0.02%		0.02%			0.02%
Balance at beginning of period	$ 583	370	$ 545	275
Transfer in (out) to Stage 1	32	14	70	52
Transfer in (out) to Stage 2	(118)	(27)	(172)	(85)
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	130	62	184	177
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	44	49	82	144
Write-offs	0	0	0	0
Recoveies	0	0	0	0
Balance at end of period	627	419	627	419
Commercial real estate mortgages [member] | Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	50,937		50,937			$ 111,256
ECL allowance	$ 0	0	$ 0	0	0	$ 0	0
EL %	0.00%		0.00%			0.00%
Balance at beginning of period	$ 0	0	$ 0	0
Transfer in (out) to Stage 1	(32)	(14)	(70)	(52)
Transfer in (out) to Stage 2	118	27	172	85
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(86)	(13)	(102)	(33)
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveies	0	0	0	0
Balance at end of period	0	0	0	0
Commercial real estate mortgages [member] | Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	14,911		14,911			$ 0
ECL allowance	$ 0	0	$ 0	0	0	$ 0	0
EL %	0.00%		0.00%			0.00%
Balance at beginning of period	$ 0	0	$ 0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveies	0	0	0	0
Balance at end of period	0	0	0	0
Commercial real estate loans [member] | Loans [member]
Statement Line Items [Line Items]
Notional amount	11,996		11,996		11,996	$ 13,165	14,065
ECL allowance	$ 1,767	1,049	$ 1,767	1,049	1,591	$ 1,287	1,045
EL %	0.22%		0.22%			0.18%
Balance at beginning of period	$ 1,591	1,045	$ 1,287	1,114
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	139	(56)	371	(108)
Loan originations	63	80	149	160
Derecognitions and maturities	(26)	(20)	(40)	(117)
Provision for (recovery of) credit losses	176	4	480	(65)
Write-offs	0	0	0	0
Recoveies	0	0	0	0
Balance at end of period	1,767	1,049	1,767	1,049
Commercial real estate loans [member] | Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	11,996		11,996			$ 13,165
ECL allowance	$ 1,647	948	$ 1,647	948	1,517	$ 1,150	949
EL %	0.22%		0.22%			0.19%
Balance at beginning of period	$ 1,517	949	$ 1,150	980
Transfer in (out) to Stage 1	17	8	79	22
Transfer in (out) to Stage 2	(88)	0	(118)	(4)
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	159	(69)	422	(97)
Loan originations	63	80	149	160
Derecognitions and maturities	(21)	(20)	(35)	(113)
Provision for (recovery of) credit losses	130	(1)	497	(32)
Write-offs	0	0	0	0
Recoveies	0	0	0	0
Balance at end of period	1,647	948	1,647	948
Commercial real estate loans [member] | Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	0		0			$ 0
ECL allowance	$ 120	101	$ 120	101	74	$ 137	96
EL %	0.24%		0.24%			0.12%
Balance at beginning of period	$ 74	96	$ 137	134
Transfer in (out) to Stage 1	(17)	(8)	(79)	(22)
Transfer in (out) to Stage 2	88	0	118	4
Transfer in (out) to Stage 3	(13)	0	(13)	0
Net remeasurement of loss allowance	(7)	13	(38)	(11)
Loan originations	0	0	0	0
Derecognitions and maturities	(5)	0	(5)	(4)
Provision for (recovery of) credit losses	46	5	(17)	(33)
Write-offs	0	0	0	0
Recoveies	0	0	0	0
Balance at end of period	120	101	120	101
Commercial real estate loans [member] | Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	0		0			$ 0
ECL allowance	$ 0	0	$ 0	0	0	$ 0	0
EL %	0.00%		0.00%			0.00%
Balance at beginning of period	$ 0	0	$ 0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	13	0	13	0
Net remeasurement of loss allowance	(13)	0	(13)	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveies	0	0	0	0
Balance at end of period	0	0	0	0
Public sector and other financing [member] | Loans [member]
Statement Line Items [Line Items]
Notional amount	46,350		46,350		46,350	$ 35,452	35,529
ECL allowance	$ 73	25	$ 73	25	58	$ 18	4
EL %	0.16%		0.16%			0.05%
Balance at beginning of period	$ 58	4	$ 18	19
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(1)	21	12	7
Loan originations	16	0	43	0
Derecognitions and maturities	0	0	0	(1)
Provision for (recovery of) credit losses	15	21	55	6
Write-offs	0	0	0	0
Recoveies		0	0	0
Balance at end of period	73	25	73	25
Public sector and other financing [member] | Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Notional amount	46,178		46,178			$ 35,273
ECL allowance	$ 70	24	$ 70	24	55	$ 17	4
EL %	0.15%		0.15%			0.05%
Balance at beginning of period	$ 55	4	$ 17	16
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	(1)	20	10	9
Loan originations	16	0	43	0
Derecognitions and maturities	0	0	0	(1)
Provision for (recovery of) credit losses	15	20	53	8
Write-offs	0	0	0	0
Recoveies		0	0	0
Balance at end of period	70	24	70	24
Public sector and other financing [member] | Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Notional amount	172		172			$ 179
ECL allowance	$ 3	1	$ 3	1	3	$ 1	0
EL %	1.74%		1.74%			0.56%
Balance at beginning of period	$ 3	0	$ 1	3
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	0	1	2	(2)
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	1	2	(2)
Write-offs	0	0	0	0
Recoveies		0	0	0
Balance at end of period	3	1	3	1
Public sector and other financing [member] | Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Notional amount	0		0			$ 0
ECL allowance	$ 0	0	$ 0	0	$ 0	$ 0	$ 0
EL %	0.00%		0.00%			0.00%
Balance at beginning of period	$ 0	0	$ 0	0
Transfer in (out) to Stage 1	0	0	0	0
Transfer in (out) to Stage 2	0	0	0	0
Transfer in (out) to Stage 3	0	0	0	0
Net remeasurement of loss allowance	0	0	0	0
Loan originations	0	0	0	0
Derecognitions and maturities	0	0	0	0
Provision for (recovery of) credit losses	0	0	0	0
Write-offs	0	0	0	0
Recoveies		0	0	0
Balance at end of period	$ 0	$ 0	$ 0	$ 0